ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	¥ 24,015,031		¥ 29,859,310
Technology supporting fees payable	20,609,458		9,856,805
Advertising and marketing fees payable	5,144,789		13,855,032
Other taxes payable	6,525,618		9,513,024
Rebate to advertising customers	4,263,036		11,896,947
Professional fee payable	3,069,892		1,350,153
Deposits received from suppliers	1,170,000		1,120,000
Payable for business combinations			24,742,025
Cash collected on behalf of service providers			10,356,117
Other accrued expenses	18,164,527		6,409,383
Accrued Expenses and Other Current Liabilities	¥ 82,962,351	$ 13,018,602	¥ 118,958,796